UNITED STATES
			   SECURITIES AND EXCHANGE COMMISSION
				   Washington, D.C.  20549

						FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2000

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:		Vice President of Administration
Phone:		703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 14, 2000

Report Type  (Check only one.):

[ x ]		13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]		13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$ 1,109,014
						  		(thousands)

List of Other Managers Reporting for this Manager:	None

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                                                      Form 13F Information Table
                                                                                              Voting Authority
      Name of Issuer      Title CUSIP     Value       Shares of SH/PRNInvstmtOther Ma(a) Sole (b) Sh(c) None
Allegheny Technologies     Com 01741R102         $461     25,600 SH   Sole              13,300        12,300
American Electric Power    Com 025537101      $37,966  1,281,550 SH   Sole             990,350       291,200
American General Corp.     Com 026351106      $32,666    535,500 SH   Sole             415,900       119,600
AT&T                       Com 001957109       $8,045    254,375 SH   Sole             209,000        45,375
Avon Prods. Inc.           Com 054303102         $770     17,300 SH   Sole               9,100         8,200
Baker Huges Inc.           Com 057224107         $896     28,000 SH   Sole              15,200        12,800
Banc One Corp.             Com 06423A103         $479     18,018 SH   Sole               9,400         8,618
Bank of America Corp.      Com 060505104         $490     11,400 SH   Sole               6,000         5,400
Bell Atlantic              Com 077853109      $34,002    669,163 SH   Sole             517,263       151,900
British Petroleum Amoco    Com 055622104         $631     11,152 SH   Sole               6,068         5,084
Brunswick Corp.            Com 117043109      $30,355  1,832,725 SH   Sole           1,412,825       419,900
Burlington Northern       Com  12189T104      $38,391  1,673,700 SH   Sole           1,299,200       374,500
Campbell Soup Co.          Com 134429109         $428     14,700 SH   Sole               7,700         7,000
Catepillar Inc. Del        Com 149123101      $44,906  1,325,625 SH   Sole           1,025,800       299,825
CIGNA                      Com 125509109      $47,173    504,528 SH   Sole             391,728       112,800
Coastal Corp.              Com 190441105      $69,576  1,142,925 SH   Sole             887,225       255,700
Dow Chemical               Com 260543103      $27,921    924,925 SH   Sole             714,625       210,300
Dupont                     Com 263534109      $42,488    971,151 SH   Sole             750,046       221,105
Eastman Kodak              Com 277461109      $44,987    756,080 SH   Sole             593,085       162,995
Entergy Corp. New          Com 29364G103         $612     22,500 SH   Sole              11,600        10,900
Exxon Mobil Corp.          Com 30231G102      $36,312    462,569 SH   Sole             356,890       105,679
Fluor Corp.                Com 343861100         $395     12,500 SH   Sole               6,600         5,900
Ford Mtr. Co. Del          Com 345370100         $477     11,100 SH   Sole               5,600         5,500
General Dynamics Corp.     Com 369550108      $39,403    754,125 SH   Sole             591,625       162,500
General Mtrs. Corp.        Com 370442105      $47,951    825,857 SH   Sole             640,435       185,422
Hartford Finl. Svcs.       Com 416515104      $47,943    857,075 SH   Sole             665,275       191,800
Heinz                      Com 423074103         $626     14,300 SH   Sole               7,500         6,800
Honeywell Intl. Inc.       Com 438516106      $23,853    708,077 SH   Sole             548,204       159,873
International Flav/Frag    Com 459506101      $33,024  1,093,975 SH   Sole             845,475       248,500
International Paper        Com 460146103      $26,504    889,025 SH   Sole             689,400       199,625
J P Morgan & Co.           Com 616880100      $43,003    390,494 SH   Sole             307,434        83,060
Limited Inc.               Com 532716107      $40,532  1,874,300 SH   Sole           1,454,500       419,800
May Department Stores      Com 577778103      $30,637  1,276,550 SH   Sole             986,450       290,100
Minnesota, Minning & Manuf Com 604059105      $53,900    653,330 SH   Sole             506,257       147,073
Norfolk Southern           Com 655844108      $29,829  2,005,300 SH   Sole           1,548,900       456,400
Occidental Pete CP Del     Com 674599105         $556     26,400 SH   Sole              13,800        12,600
Pharmacia Corp.            Com 71713U102         $809     15,651 SH   Sole               8,411         7,240
Philip Morris              Com 718154107      $36,916  1,389,767 SH   Sole           1,059,518       330,249
Polaroid                   Com 731095105         $545     30,200 SH   Sole              15,900        14,300
Raytheon Co. CL A          Com 755111309      $31,332  1,611,950 SH   Sole           1,255,350       356,600
Rockwell International     Com 773903109      $26,714    848,050 SH   Sole             658,250       189,800
Sara Lee Corp.             Com 803111103         $520     26,900 SH   Sole              14,500        12,400
SBC Communications Inc.    Com 78387G103      $50,494  1,167,498 SH   Sole             904,898       262,600
Sears Roebuck & Co.        Com 812387108         $613     18,800 SH   Sole               9,800         9,000
Southern Co.               Com 842587107      $40,842  1,751,941 SH   Sole           1,353,950       397,991
Unicom Corp.               Com 904911104         $693     17,900 SH   Sole               9,500         8,400
US Bancorp Del             Com 902973106         $472     24,500 SH   Sole              12,600        11,900
Weyerhaeuser Corp.         Com 962166104         $353      8,200 SH   Sole               4,200         4,000
Xerox Corp.                Com 984121103         $523     25,200 SH   Sole              13,200        12,000
                    TOTAL                  $1,109,014


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